January 5, 1998

Dear Shareholder:

      As another record year on Wall Street draws to a close, we are pleased to present the inaugural annual report for Retirement Income Fund.

      Retirement Income Fund's objective is to provide high current income and capital appreciation. We strive to accomplish these goals through an asset allocation strategy consisting of equities, high yield corporate bonds and convertible securities.

      Your Fund provided a total return of +38.31% for A class shares (capital change plus reinvested dividends at net asset value for the lifetime period ended November 30, 1997). This substantially outpaced the return of the unmanaged S & P 500 Index, which rose +28.49% during the period.

       Retirement Income Fund's stunning results were attributable to strong stock selection in REITs, falling U.S. interest rates and a high weighting in convertible securities, which provided both income and capital appreciation.

        The U.S. stock market suffered two short-term corrections in 1997 - one as a result of the Federal Reserve Board modestly raising short-term interest rates in the spring, and the other a result of financial uncertainty in several Asian countries. However, low inflation and the fundamental strength of the domestic economy allowed the U.S. stock and bond markets to shrug off these temporary setbacks and forge ahead.

     During fiscal 1997, the yield on the 30-year Treasury bonds fell 32 basis points (0.32%) to 6.04% as of November 30, 1997. Meanwhile, the credit quality and risk/reward profile of the high-yield bond market remained attractive.

     Retirement Income Fund provided a competitive 30-day SEC yield* while being less interest rate sensitive than a fund invested solely in fixed-income securities. As of November 30, your Fund's assets were allocated as follows:

                         o  Convertible Securities      -  37%
                         o  Equities                    -  34%
                         o  High-Yield Corporate Bonds  -  29%

      In our opinion, your Fund's diversified investment approach can provide a buffer against market volatility by providing a regular stream of income and a combination of asset classes that seldom perform in unison.

       On behalf of the Delaware Group, we thank you for becoming Retirement Income Fund's charter shareholders. We wish you a happy and prosperous New Year.

Sincerely,

Wayne A. Stork,   Jeffrey J. Nick           Babak Zenouzi,   Paul A. Matlack
Chairman          President and             Vice President   Vice President
                  Chief Executive Officer   U.S. Equities    U.S. Fixed Income

*As of 11/30/97, the 30-day SEC yield was 5.52% for Class A shares and 5.80% for Institutional Class shares.

Retirement Income Fund Performance
----------------------------------
GROWTH OF A $10,000 INVESTMENT - DECEMBER 1, 1996 TO NOVEMBER 30, 1997

CUMULATIVE TOTAL RETURN (DECEMBER 1, 1996 TO NOVEMBER 30, 1997)
---------------------------------------------------------------

             Retirement Income Fund  Retirement Income Fund
                   A Class/               A Class/             Standard & Poor's
             Excluding Sales Charge  Including Sales Charge         500 Index
             ----------------------  ----------------------    -----------------
11/30/96           $10,000                $9,525                     $10,000
12/31/96            10,498                10,003                       9,802
1/31/97             10,497                10,431                      10,414
2/28/97             11,219                10,691                      10,496
3/31/97             11,089                10,567                      10,065
4/30/97             11,124                10,600                      10,666
5/31/97             11,621                11,074                      11,315
6/30/97             12,247                11,671                      11,822
7/31/97             12,980                12,369                      12,762
8/31/97             12,945                12,335                      12,047
9/30/97             13,843                13,191                      12,707
10/31/97            13,607                12,966                      12,283
11/30/97            13,831                13,180                      12,851

Chart assumes $10,000 invested on December 1, 1996 at net asset value and reinvestment of all distributions. The maximum sales charge for A Class shares is 4.75%. Shares may be purchased at net asset value under certain circumstances. Class A shares have a 12b-1 fee of 0.30% that has been waived since inception. A voluntary expense cap of 0.75% has been in effect. The S&P 500 Index is unmanaged.

Retirement Income Fund Performance
Cumulative Total Return, December 1, 1996 To November 30, 1997
--------------------------------------------------------------
Class A
-------
Excluding Sales Charge. . . . . . . . . . . . . . . . . . . . . . . .  +38.31%
Including Sales Charge . . . . . . . . . . . . . . . .. . . . . . . .  +31.80%
Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . .  +38.19%

Retirement Income Fund invests in high-yield securities, which involve greater risk than investing in higher quality fixed-income securities. Return and share value will fluctuate with rising and falling interest rates so that shares when redeemed may be worth or less than the original cost. All results include reinvestment of distributions. Past performance is not a guarantee of future results.

Delaware Group Equity Funds V, Inc -
Retirement Income Fund
Statement of Net Assets
November 30, 1997
                                                                 Number           Market
                                                               of shares          Value
                                                               ----------       ---------
COMMON STOCK - 33.71%
Automobiles & Automotive Parts - 5.12%
Chrysler                                                         2,000           $ 68,625
General Motors                                                   1,200             73,200
                                                                                 --------
                                                                                  141,825
                                                                                 --------
Banking, Finance & Insurance - 2.86%
Mellon Bank                                                      1,400             79,363
                                                                                 --------
                                                                                   79,363
                                                                                 --------
Chemicals - 3.97%
Trammell Crow                                                    5,000            110,000
                                                                                 --------
                                                                                  110,000
                                                                                 --------
Food, Beverage & Tobacco - 1.88%
Philip Morris                                                    1,200             52,200
                                                                                 --------
                                                                                   52,200
                                                                                 --------
Real Estate - 17.45%
Apartment Investment & Management                                1,800             63,675
Brandywine Realty Trust                                          2,000             48,375
Crescent Real Estate Equities                                    2,000             77,000
Excel Realty Trust                                               1,800             54,900
Patriot American Hospitality                                     3,098             96,813
Prentiss Properties Trust                                        2,100             54,338
Starwood Lodging Trust                                           1,650             88,481
                                                                                 --------
                                                                                  483,582
                                                                                 --------
Miscellaneous - 2.43%
Pitney Bowes                                                       800             67,250
                                                                                 --------
                                                                                   67,250
                                                                                 --------
Total Common Stock (cost $690,516 )                                               934,220
                                                                                 --------
CONVERTIBLE PREFERRED STOCKS - 14.71%
Banking, Finance & Insurance - 5.01%
Calenergy Capital Trust                                          1,200             57,600
SunAmerica                                                       1,750             81,375
                                                                                 --------
                                                                                  138,975
                                                                                 --------
Cable, Media & Publishing - 5.91%
Chancellor Media-pfd.                                            1,500             99,375
MetroMedia International Group                                   1,400             64,400
                                                                                 --------
                                                                                  163,775
                                                                                 --------
Healthcare & Pharmaceuticals - 1.39%
MedPartners                                                      1,600             38,400
                                                                                 --------
                                                                                   38,400
                                                                                 --------
Utilities - 2.40%
Houston Industries                                               1,200             66,600
                                                                                 --------
                                                                                   66,600
                                                                                 --------

Total Convertible Preferred Stocks (cost $366,663 )                               407,750
                                                                                 --------
                                                              Principal           Market
                                                                Amount            Value
                                                              ---------        -----------
CORPORATE BONDS - 29.12%
Aerospace & Defense - 2.97%
Kellstrom Industries  5.75% 10/15/02                           $50,000            56,875
Roller Bearing 9.625% 06/15/07                                  25,000            25,375
                                                                                 -------
                                                                                  82,250
                                                                                 -------
Automobile & Automotive Parts - 1.92%
Motors and Gears 10.75% 11/15/06                                50,000            53,125
                                                                                 -------
                                                                                  53,125
                                                                                 -------
                               See accompany notes

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)
                                                        Principal            Market
CORPORATE BONDS (Continued)                               Amount             Value
                                                       -----------        ------------
Building & Materials - 3.80%
American Builders and Contractors
  sr sub nts 10.625% 05/15/07                            $ 25,000           $ 26,063
Atrium sr sub nts 10.50% 11/15/06                          50,000             52,500
Clark Materials Handling 10.75% 11/15/06                   25,000             26,688
                                                                            --------
                                                                             105,251
                                                                            --------
Chemicals - 0.93%
Precise Technology 11.125% 06/15/07                        25,000             25,875
                                                                            --------
                                                                              25,875
                                                                            --------
Computer & Technology - 0.59%
Decisionone Holdings 11.50% 08/01/08                       25,000             16,500
                                                                            --------
                                                                              16,500
                                                                            --------
Consumer Products - 3.80%
Consumers International sr nts 10.25% 04/01/05             25,000             27,125
Riddell Sports 10.50% 07/15/07                             25,000             25,938
William Carter 10.375% 12/01/06                            50,000             52,375
                                                                            --------
                                                                             105,438
                                                                            --------
Electronics & Electrical Equipment - 1.71%
Fairchild Semiconductor 10.125% 03/15/07                   20,000             21,150
HCC Industries sr sub nts 10.75% 05/15/07                  25,000             26,188
                                                                            --------
                                                                              47,338
                                                                            --------
Energy - 0.90%
Panaco 10.625% 10/01/04                                    25,000             24,875
                                                                            --------
                                                                              24,875
                                                                            --------
Environmental Services - 1.88%
Hydrochem Industrial Services 10.375% 08/01/07             50,000             52,000
                                                                            --------
                                                                              52,000
Leisure, Lodging & Entertainment - 4.04%
AFC Enterprises 10.25% 05/15/07                            10,000             10,500
Hollywood Theaters 10.625% 08/01/07                        25,000             26,688
Town Sports International 9.75% 10/15/04                   25,000             25,250
Trump-Atlantic City 11.25% 05/01/06                        50,000             49,625
                                                                            --------
                                                                             112,063
                                                                            --------
Packaging & Containers - 0.92%
Huntsman Packaging 9.125% 10/01/07                         25,000             25,563
                                                                            --------
                                                                              25,563
                                                                            --------
Retail - 2.84%
Fleming sr sub nts 10.625% 12/15/01                        50,000             53,000
Leslie's Poolmart  10.375% 07/15/04                        25,000             25,875
                                                                            --------
                                                                              78,875
                                                                            --------
Transportation & Shipping - 1.88%
Chemical Leaman 10.375% 06/15/05                           50,000             52,000
                                                                            --------
                                                                              52,000
                                                                            --------
Miscellaneous - 0.94%
Burke Industries 10.00% 08/15/07                           25,000             26,000
                                                                            --------
                                                                              26,000
                                                                            --------
Total Corporate Bonds (cost $773,276 )                                       807,153
                                                                            --------
CONVERTIBLE BONDS - 20.08%
Cable, Media & Publishing - 1.78%
World Color Press 6.00% 10/01/07                           50,000             49,500
                                                                            --------
                                                                              49,500
                                                                            --------
                             See accompanying notes

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)

                                                                              Principal               Market
CONVERTIBLE BONDS (Continued)                                                   Amount                 Value
                                                                             ----------             ----------
Electronics & Electrical Equipment - 1.58%
Kent Electronics 4.50% 09/01/04                                                 $ 47,000                $ 43,769
                                                                                                   --------------
                                                                                                          43,769
                                                                                                   --------------
Energy - 2.38%
Parker Drilling 5.50% 08/01/04                                                    58,000                  65,903
                                                                                                   --------------
                                                                                                          65,903
                                                                                                   --------------
Healthcare & Pharmaceuticals - 2.94%
Sunrise Assisted Living 5.50% 06/15/02                                            70,000                  81,550
                                                                                                   --------------
                                                                                                          81,550
                                                                                                   --------------
Miscellaneous - 11.40%
Corestaff 2.94% 08/15/04                                                          65,000                  55,331
Personnel Group of America  5.75% 07/01/04                                        60,000                  72,300
Smartalk Teleservices 5.75% 09/15/04                                              55,000                  55,825
Tel-Save Holdings 4.50% 09/15/02                                                  60,000                  64,875
Thermo Fibertek 4.50% 07/15/04                                                    65,000                  67,600
                                                                                                   --------------
                                                                                                         315,931
                                                                                                   --------------
Total Convertible Bonds (cost $527,880 )                                                                 556,653
                                                                                                   --------------
REPURCHASE AGREEMENTS - 4.87%
With Chase Manhattan 5.68% 12/1/97
  (dated 11/28/97, collateralized by $45,000
  U.S. Treasury Notes 8.25% due 7/15/98
  market value $46,933)                                                           46,000                  46,000
With J.P. Morgan Securities 5.70% 12/1/97
  (dated 11/28/97, collateralized by $28,000
  U.S. Treasury Notes 5.125% due 2/28/98
  market value $28,509 and $17,000 U.S.
  Treasury Notes 5.125% due 4/30/98
  market value $16,933)                                                           44,000                  44,000
With PaineWebber 5.68% 12/1/97
  (dated 11/28/97, collateralized by $44,000
  U.S. Treasury Notes 6.25% due 6/30/98
  market value  $45,464)                                                          45,000                  45,000
                                                                                                   --------------
Total Repurchase Agreements (cost $135,000)                                                              135,000
                                                                                                   --------------
Total Market Value of Securities - 102.49%
  (cost $2,493,335)                                                                                    2,840,776
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (2.49%)                                                                                 (69,033)
                                                                                                   --------------
NET ASSETS APPLICABLE TO 237,174 SHARES
  ($.01 PAR VALUE) OUTSTANDING - 100.00%                                                              $ 2,771,743
                                                                                                   ==============
NET ASSET VALUE - RETIREMENT INCOME FUND A CLASS
   ($8,683/742 shares)                                                                                   $ 11.70
                                                                                                   ==============
NET ASSET VALUE - RETIREMENT INCOME FUND INSTITUTIONAL CLASS
   ($2,763,060/236,432 shares)                                                                           $ 11.69
                                                                                                   ==============
COMPONENTS OF NET ASSETS AT  NOVEMBER 30, 1997:
Common stock, $.01 par value, 200,000,000 shares authorized to the Fund with
   100,000,000 shares allocated to Retirement Income Fund A Class, 25,000,000 shares allocated to Retirement Income Fund B Class, 25,000,000 shares allocated to Retirement Income Fund C Class and 50,000,000 shares allocated
   to Retirement Income Fund Institutional Class                                                     $ 2,018,391
Undistributed net investment income                                                                      121,801
Accumulated net realized gain on investments                                                             284,110
Net unrealized appreciation of investments                                                               347,441
                                                                                                   --------------
Total net assets                                                                                     $ 2,771,743
                                                                                                   ==============

------------------
nts - notes sub - subordinate sr - senior



                             See accompanying notes

RETIREMENT INCOME FUND
STATEMENT OF NET ASSETS (Continued)

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
RETIREMENT INCOME FUND

Net asset value A Class (A)                                                                        $           11.70
Sales charge (4.75% of offering price or 4.96% of the amount invested per share)(B)                             0.58
                                                                                                   ------------------
Offering price                                                                                     $           12.28
                                                                                                   ==================

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See Buying Shares in the current prospectus for purchases of $100,000 or more.


                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 2, 1996* TO NOVEMBER 30, 1997

INVESTMENT INCOME:
Interest                                                         $ 90,289
Dividends                                                          59,665      $ 149,954
                                                               -----------    -----------

EXPENSES:
Professional fees                                                  16,034
Management fees                                                    15,939
Custodian fees                                                      3,240
Registration fees                                                   2,717
Directors' fees                                                     2,473
Reports and statements to shareholders                              1,992
Dividend disbursing and transfer agent fees and expenses            1,295
Accounting fees and salaries                                        1,199
Taxes (other than taxes on income)                                    242
Other                                                                  54
                                                               -----------
                                                                   45,185

Less expenses absorbed by Delaware Management
 Company, Inc.                                                    (27,150)        18,035
                                                               -----------    -----------

NET INVESTMENT INCOME                                                            131,919
                                                                              -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investment transactions                                     284,110
Net unrealized appreciation of investments during the period                     347,441
                                                                              -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                631,551
                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $ 763,470
                                                                              ===========

-------------------------------------------------
*Date of commencement of trading

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 2, 1996* TO NOVEMBER 30, 1997

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income                                                                          $ 131,919
Net realized gain on investment transactions                                                     284,110
Net unrealized appreciation of investments during the period                                     347,441
                                                                                             ------------
Net increase in net assets resulting from operations                                             763,470
                                                                                             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Retirement Income Fund A Class                                                                     (1)
   Retirement Income Fund Institutional Class                                                    (10,117)
                                                                                             ------------
                                                                                                 (10,118)
                                                                                             ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Retirement Income Fund A Class                                                                  8,266
   Retirement Income Fund Institutional Class                                                  2,000,007

Net asset value of shares issued upon reinvestment of dividends from net investment income:
   Retirement Income Fund A Class                                                                      1
   Retirement Income Fund Institutional Class                                                     10,117
                                                                                             ------------
                                                                                               2,018,391
Cost of shares repurchased:
   Retirement Income Fund A Class                                                                      -
   Retirement Income Fund Institutional Class                                                          -
                                                                                             ------------
                                                                                                       -
                                                                                             ------------
Increase in net assets derived from capital
   share transactions                                                                          2,018,391
                                                                                             ------------

NET INCREASE IN NET ASSETS                                                                     2,771,743

NET ASSETS:
Beginning of year                                                                                      -
                                                                                             ------------
End of year                                                                                  $ 2,771,743
                                                                                             ============

-------------------------------------------------
*Date of commencement of trading

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS V, INC. -
RETIREMENT INCOME FUND
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

                                                                                      Retirement Income
                                                                                            Fund
                                                                        --------------------------------------------
                                                                              A Class          Institutional Class
                                                                            12/2/96 (1)             12/2/96 (1)
                                                                                 to                    to
                                                                             11/30/97               11/30/97
                                                                        ------------------   -----------------------

Net asset value, beginning of period                                     $       8.500         $         8.500

Income from investment operations:
   Net investment income (2)                                                     0.558                   0.558
   Net realized and unrealized gain on investment transactions                   2.685                   2.675
                                                                         -------------         ---------------
   Total from investment operations                                              3.243                   3.233
                                                                         -------------         ---------------
Less dividends:
   Dividends from net investment income                                         (0.043)                 (0.043)
                                                                         -------------         ---------------
   Total dividends                                                              (0.043)                 (0.043)
                                                                         -------------         ---------------
Net asset value, end of period                                           $      11.700         $        11.690
                                                                         =============         ===============
Total Return (3)                                                                 38.31%                  38.19%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                              $           9         $         2,763
    Ratio of expenses to average net assets                                       0.75%                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation                                                                   2.18%                   1.88%
    Ratio of net investment income to average net assets                          5.48%                   5.48%
    Ratio of net investment income to average net assets prior
     to expense limitation                                                        4.05%                   4.35%
    Portfolio turnover                                                             196%                    196%
    Average commission rate paid (4)                                     $      0.0600         $        0.0600

(1) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

DELAWARE GROUP EQUITY FUND V, INC -  RETIREMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997

Delaware Group Equity Funds V, Inc. - Retirement Income Fund (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares. The Retirement Income Fund A Class carries a front-end sales charge of 4.75%. The Retirement Income Fund B Class carries a back-end deferred sales charge. The Retirement Income Fund C Class carries a level load deferred sales charge and Retirement Income Fund Institutional Class has no sales charge. As of November 30, 1997 only the Retirement Income Fund A Class and the Retirement Income Fund Institutional Class have commenced operations.

The objective of the Fund is to seek to provide investors with high current income and an investment that has the potential for capital appreciation.

1.  Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation- Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other- Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of; 0.65% of the first $500 million of average daily net assets, 0.625% of the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. At November 30, 1997 the Fund had a liability for other expenses payable to DMC of $3,812.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of the Fund through April 30, 1998. Total expenses absorbed by DMC for the period ended November 30, 1997 were $27,150.

The Fund has engaged Delaware Service Company, Inc. (DSC) and Delaware Investment Retirement Services, Inc. (DIRSI), affiliates of DMC, to provide dividend disbursing and transfer agent services. The Fund also engaged DSC to provide accounting services. For the period ended November 30, 1997, the Fund expensed $1,295 for dividend disbursing and transfer agent services and $824 for accounting services. At November 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC of $2,786.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. DDLP has elected voluntarily to waive its rights to receive 12B-1 Plan fees (including service fees) from the commencement of operations of A Class shares of the Fund through May 31, 1998. At November 30, 1997, the Fund had a liability to DDLP of $1,059.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended November 30, 1997, the Fund made purchases of $6,726,365 and sales of $4,653,219 of investment securities other than U.S. government securities and temporary cash investments.

At November 30, 1997, the aggregate cost of securities for federal income tax purposes was $2,493,335.

At November 30, 1997, net unrealized appreciation for federal income tax purposes aggregated $347,441 of which $359,297 related to unrealized appreciation of securities and $11,856 related to unrealized depreciation of securities.

At November 30, 1997 the fund had a payable of $177,500 for securities purchased.

4. Capital Stock
Transactions in capital stock were as follows:

                                                                      12/02/96*
                                                                         to
                                                                      11/30/97
                                                                      --------

Shares sold:
Retirement Income Fund A Class                                            742
Retirement Income Fund Institutional Class                            235,295
                                                                      -------
                                                                      236,037

Shares issued upon reinvestment of dividends from net investment income:
Retirement Income Fund A Class                                              -
Retirement Income Fund Institutional Class                              1,137
                                                                      -------
                                                                        1,137
                                                                      -------
Net Increase                                                          237,174
                                                                      =======

* Date of  commencement of trading

5. Market and Credit Risks
The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Subsequent Events
The Fund declared a distribution of $0.57 per share from net investment income for A Class and Institutional Class and $1.20 per share from net realized capital gains for A Class and Institutional Class payable on December 30, 1997 to shareholders of record December 19,1997. The ex-dividend date was December 22, 1997.

                         Report of Independent Auditors

To the Shareholders and Board of Directors
Delaware Group Equity Funds V, Inc. - Retirement Income Fund

We have audited the accompanying statement of net assets of Delaware Group Equity Funds V, Inc. - Retirement Income Fund as of November 30, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 2, 1996 (commencement of operations) to November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Group Equity Funds V, Inc. - Retirement Income Fund at November 30, 1997, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 2, 1996 (commencement of operations) to November 30, 1997, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania
January 5, 1998